Basis of preparation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022	Mar. 22, 2023
Statement Line Items [Line Items]
Exchange rate	3.52
Principal Shareholder Ordinary Shares Percentage		59.14%
US Dollars [Member]
Statement Line Items [Line Items]
Exchange rate	1